HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.4%
Banks: 2.6%
1,900	The Goldman Sachs Group, Inc.	$721,107

Beverages: 3.2%
6,000	PepsiCo, Inc.	889,020

Building Products Retail: 6.1%
3,250	The Home Depot, Inc.	1,036,393
3,500	Lowe’s Companies, Inc.	678,895
		1,715,288
Commercial Services: 4.2%
4,000	PayPal Holdings, Inc. [1]	1,165,920

Computers: 10.5%
15,000	Apple, Inc.	2,054,400
6,000	International Business Machines Corp.	879,540
		2,933,940
Discount Retail: 5.1%
3,000	Target Corp.	725,220
5,000	Wal-Mart Stores, Inc.	705,100
		1,430,320
Home Furnishings: 1.9%
2,500	Whirlpool Corp.	545,050

Insurance: 5.3%
3,000	Berkshire Hathaway, Inc. - Class B [1]	833,760
4,000	Chubb Ltd.	635,760
		1,469,520
Internet: 12.4%
550	Amazon.com, Inc. [1]	1,892,088
4,500	Facebook, Inc. - Class A [1]	1,564,695
		3,456,783
Oil Companies Exploration & Production: 2.8%
13,000	ConocoPhillips	791,700

Oil Companies Integrated: 9.4%
10,000	Chevron Corp.	1,047,400
25,000	Exxon Mobil Corp.	1,577,000
		2,624,400
Pharmaceuticals: 9.2%
8,000	AbbVie, Inc.	901,120
11,500	Bristol-Myers Squibb Co.	768,430
5,500	Johnson & Johnson	906,070
		2,575,620

Pipelines: 4.0%
20,000		ONEOK, Inc.	1,112,800

Semiconductors: 4.1%
6,000		Texas Instruments, Inc.	1,153,800

Software: 7.8%
8,000		Microsoft Corp.	2,167,200

Transportation: 10.8%
4,000		FedEx Corp.	1,193,320
4,500		Union Pacific Corp.	989,685
4,000		United Parcel Service, Inc. - Class B	831,880
			3,014,885
TOTAL COMMON STOCKS
(Cost $17,019,832)			27,767,353

TOTAL INVESTMENTS IN SECURITIES: 99.4%
(Cost $17,019,832)			27,767,353
Other Assets in Excess of Liabilities: 0.6%			167,196
TOTAL NET ASSETS: 100.0%			$27,934,549

	[1]	Non-income producing security.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at June 30, 2021 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$27,767,353	$-	$-	$27,767,353
Total Investments in Securities	$27,767,353	$-	$-	$27,767,353